Financial Instruments and Financial Risk Management	6 Months Ended
Jun. 30, 2026
Financial Instruments and Financial Risk Management
Financial Instruments and Financial Risk Management
9.
Financial Instruments and Financial Risk Management

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in an orderly transaction between market participants. In arriving at a fair value measurement, the Company uses a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable. The three levels of inputs used to establish fair value are the following:

Level 1 – quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly for similar items in active markets; and

Level 3 – inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company’s policy is to recognize transfers into and out of fair value hierarchy levels at the end of the reporting period.

There were no transfers between Levels 1, 2 and 3 during the periods ended June 30, 2026 and December 31, 2025, respectively.

The following tables set forth the Company's financial assets measured at fair value by level within the fair value hierarchy for the periods indicated (in thousands):

June 30, 2026	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$51,655	$51,655
Investment in Aqualung	—	—	5,350	5,350

(1)
Includes $31.4 million and $20.2 million related to SWA Lithium and Texas Lithium, respectively.

December 31, 2025	Level 1	Level 2	Level 3	Total
Financial asset – FID(1)	$—	$—	$52,299	$52,299
Investment in Aqualung	—	—	5,350	5,350

(1)
Includes $31.4 million and $20.9 million related to SWA Lithium and Texas Lithium, respectively.

Financial Asset – FID

The Financial asset – FID is measured at fair value using a probability weighted discounted cash flow methodology. The valuation incorporates probability weighted scenarios reflecting the expected timing of achievement of FID in either SWA Lithium or Texas Lithium, and applies a discount rate derived from the S&P corporate bond yield curve based on the credit rating of its counterparty. If FID is not determined at SWA Lithium by January 1, 2027, or at Texas Lithium by January 1, 2029, such contingent Financial assets will be subject to termination, pending potential negotiations between the Company and its joint venture partner, Equinor.

During the six months ended June 30, 2026, the Company recorded a fair value loss on its Financial asset – FID of $0.6 million including a loss of $0.7 million for Texas Lithium, partially offset by a gain of $0.1 million for SWA Lithium.

For SWA Lithium, the positive effects of continued advancement of project development activities led to an increase in fair value during the period; however this increase was partially offset by a decrease in fair value due to updated assumptions regarding expected timing of milestone achievements and FID, and a resultant increase in discounting, causing a net increase in fair value of approximately $0.1 million.

For Texas Lithium, updated assumptions regarding expected timelines of milestone achievement and taking FID, and a resultant increase in discounting, resulted in a decrease in fair value of approximately $0.7 million during the period. These updated assumptions reflect the anticipated sequencing of development activities following advancement of the South West Arkansas Project, consistent with the Company’s project execution strategy, and represent revisions to expected milestone timing rather than a change in the overall probability of achieving FID.

During the six months ended June 30, 2025, the Company recorded a fair value gain on Financial asset – FID of $3.3 million. The change in fair value was primarily attributable to the passage of time.

Investment in Aqualung

The Company's investment in Aqualung is measured at fair value on a recurring basis. Information relating to Aqualung is considered when determining its fair value. In addition to company-specific information, the Company takes into account trends in general market conditions and the share performance of comparable publicly-traded companies when valuing privately-held investments. During the six months ended June 30, 2026, the Company recorded a fair value gain on its investment in Aqualung of $0.2 million resulting from foreign exchange translation effects. For the six months ended June 30, 2025, the Company recorded a fair value gain on its investment in Aqualung of $2.8 million primarily as a result of an equity financing transaction completed by Aqualung in which the Company did not participate.

The Board has overall responsibility for the establishment and oversight of the Company's risk management framework. The Company’s risk management policies are established to identify and analyze the risks faced by the Company, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and in response to the Company’s activities. Management regularly monitors compliance with the Company’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

The Company is exposed to various risks such as interest rate, credit, and liquidity risk. To manage these risks, management determines what activities must be undertaken to minimize potential exposure to risks. The objectives of the Company in managing risk are as follows:

•
maintaining sound financial condition;
•
financing operations; and
•
ensuring liquidity to all operations.

To satisfy these objectives, the Company monitors and manages these financial exposures as an integral part of its overall risk management program.

(i)
Credit risk

Credit risk is the risk of loss if counterparties do not fulfill their contractual obligations and arises principally from the Company's cash deposits and financial asset – FID. The Company's maximum credit risk is equal to the carrying amount of its financial assets, including cash and financial asset – FID. The Company maintains substantially all of its cash with two financial institutions. The majority of cash held with these institutions exceeds the amount of insurance provided on such deposits.

(ii)
Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages this risk by careful management of its working capital (current assets less current liabilities) to try to ensure its expenditures will not exceed available resources. As of June 30, 2026 and December 31, 2025, the Company had working capital of $137.1 million and $147.6 million, respectively.

As of June 30, 2026 and December 31, 2025, accounts payable and accrued liabilities are generally due within one year.

As of June 30, 2026 and December 31, 2025 lease liabilities' undiscounted contractual cash flows, including interest payments, are due within the next three years, respectively.

(iii)
Foreign exchange risk

Foreign exchange risk is the risk that the Company's financial instruments will fluctuate in value as a result of movement in foreign exchange rates. The Company does not use derivative instruments to reduce its exposure to foreign currency risk. The Company is exposed to currency risk through the following assets and liabilities denominated in USD (in thousands):

	June 30, 2026	December 31, 2025
Cash	$130,125	$142,339
Investment in Aqualung	5,350	5,350
Accounts receivable	2,968	322
Accounts payable	—	99

The Company’s primary exposure to foreign exchange risk relates to USD-denominated cash balances held by CAD-functional entities. At June 30, 2026, these USD-denominated cash balances were converted at a rate of USD 1.00 to CAD 1.42357. A 10% increase or decrease in the US dollar relative to the Canadian dollar, applied to these USD-denominated cash balances, would result in a change of approximately $13.0 million in the Company’s comprehensive loss for the year to date. At December 31, 2025, these USD-denominated cash balances were converted at a rate of USD 1.00 to CAD 1.371. A 10% increase or decrease in the US dollar relative to the Canadian dollar, applied to these USD-denominated cash balances, would result in a change of approximately $14.2 million in the Company's comprehensive loss for the year to date.